Employee Benefit Plans - Summary of ESOP Shares (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Employee Stock Ownership Plan E S O P Shares In E S O P [Abstract]
Allocated shares	645	592
Shares committed to be released	7	8
Unearned shares	341	412
Total ESOP Shares	993	1,012
Fair value of unearned shares	$ 4,079	$ 5,244